Retirement Plans (Pension Benefit Adjustments Recognized In Other Comprehensive (Loss) Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	$ 1,253
Amortization of actuarial loss	(212)
Current year prior service cost	4
Amortization of prior service costs	(31)
Settlements	0
Total recognized in other comprehensive income	1,014
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	8
Amortization of actuarial loss	0
Current year prior service cost	0
Amortization of prior service costs	0
Settlements	1
Total recognized in other comprehensive income	$ 9